UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21343

Western Asset Emerging Markets Debt Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET EMERGING MARKETS

DEBT FUND INC.

FORM N-Q

January 31, 2008

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments  (unaudited)

January 31, 2008

Face Amount†		Security	Value
SOVEREIGN BONDS — 48.8%
Argentina — 4.0%
		Republic of Argentina:
2,000,000	EUR	9.250% due 10/21/02 (a)(b)	$907,348
5,000,000	DEM	10.250% due 2/6/03 (a)	1,257,682
1,425,000	EUR	9.000% due 6/20/03 (a)	666,153
1,000,000	EUR	9.500% due 3/4/04 (a)	482,316
5,000,000	DEM	7.000% due 3/18/04 (a)(c)	1,203,049
2,000,000	EUR	8.500% due 7/1/04 (a)	927,531
2,000,000	EUR	10.000% due 1/7/05 (a)	982,144
3,200,000	ARS	8.125% due 4/21/08 (a)	1,509,219
1,200,000	EUR	9.000% due 7/6/10 (a)	529,806
1,551,371	ARS	5.830% due 12/31/33 (b)	524,527
4,527,733	ARS	Bonds, 2.000% due 1/3/10 (b)	3,142,088
3,497,000		Bonds, Series VII, 7.000% due 9/12/13	3,106,016
		GDP Linked Securities:
4,825,000	EUR	1.262% due 12/15/35 (b)	760,807
4,205,000		1.318% due 12/15/35 (b)	541,394
82,017,123	ARS	1.383% due 12/15/35 (b)	2,455,195
		Medium-Term Notes:
525,000	EUR	8.750% due 2/4/03 (a)	253,216
5,000,000,000	ITL	7.000% due 3/18/04 (a)(c)	1,215,956
2,000,000	EUR	7.000% due 3/18/04 (a)	942,074
1,000,000	EUR	9.250% due 7/20/04 (a)	464,656
2,000,000	EUR	8.125% due 10/4/04 (a)	916,400
1,000,000	EUR	Series APR, 8.000% due 2/26/08 (a)	480,832
		Total Argentina	23,268,409
Brazil — 9.6%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	544
77,231,000	BRL	10.000% due 7/1/10 (d)	41,472,430
9,333,000	BRL	Series B, 6.000% due 5/15/17	8,208,290
11,849,000	BRL	Series F, 10.000% due 1/1/12	6,175,793
		Total Brazil	55,857,057
Colombia — 2.8%
		Republic of Colombia:
2,465,000		7.375% due 1/27/17	2,704,721
12,609,000		7.375% due 9/18/37	13,444,347
		Total Colombia	16,149,068
Ecuador — 1.3%
7,877,000		Republic of Ecuador, 10.000% due 8/15/30 (e)	7,630,844

Egypt — 0.7%
19,840,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (e)	3,694,899

Gabon — 0.6%
2,980,000		Gabonese Republic, 8.200% due 12/12/17 (e)	3,125,275

Indonesia — 2.6%
		Republic of Indonesia:
35,693,000,000	IDR	Series FR40, 11.000% due 9/15/25	3,977,122
28,628,000,000	IDR	Series FR42, 10.250% due 7/15/27	2,993,761
45,120,000,000	IDR	Series FR43, 10.250% due 7/15/22	4,792,948
34,122,000,000	IDR	Series FR45, 9.750% due 5/15/37	3,345,318
		Total Indonesia	15,109,149

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†		Security	Value
SOVEREIGN BONDS — 48.8% (continued)
Mexico — 5.9%
		United Mexican States, Medium-Term Notes:
12,830,000		6.050% due 1/11/40	$12,688,870
		Series A:
1,000		6.375% due 1/16/13	1,083
7,544,000		5.625% due 1/15/17	7,804,268
11,120,000		8.000% due 9/24/22 (d)	13,730,420
		Total Mexico	34,224,641
Panama — 4.1%
		Republic of Panama:
2,848,000		7.250% due 3/15/15	3,161,280
6,090,000		9.375% due 4/1/29	8,038,800
12,426,000		6.700% due 1/26/36	12,590,645
		Total Panama	23,790,725
Peru — 1.5%
		Republic of Peru:
4,402,000		8.750% due 11/21/33	5,841,454
2,846,000		Bonds, 6.550% due 3/14/37	2,931,380
		Total Peru	8,772,834
Philippines — 0.8%
4,800,000		Republic of the Philippines, 6.375% due 1/15/32	4,734,000

Russia — 0.5%
		Russian Federation:
105,000		11.000% due 7/24/18 (e)	153,563
1,595,000		12.750% due 6/24/28 (e)	2,932,806
		Total Russia	3,086,369
Turkey — 8.8%
		Republic of Turkey:
8,375,000	TRY	14.000% due 1/19/11	6,785,950
8,530,000		11.875% due 1/15/30 (d)	13,392,100
31,399,000		Notes, 6.875% due 3/17/36 (d)	30,833,818
		Total Turkey	51,011,868
Venezuela — 5.6%
		Bolivarian Republic of Venezuela:
1,959,000		8.500% due 10/8/14	1,954,102
16,913,000		5.750% due 2/26/16	14,185,779
1,674,000		7.650% due 4/21/25	1,454,706
		Collective Action Securities:
10,661,000		9.375% due 1/13/34	10,828,911
3,850,000		Notes, 10.750% due 9/19/13	4,230,187
		Total Venezuela	32,653,685

		TOTAL SOVEREIGN BONDS (Cost — $272,173,623)	283,108,823

CORPORATE BONDS & NOTES — 40.7%
Brazil — 5.4%
3,423,000		Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (e)	3,337,425
2,910,000		GTL Trade Finance Inc., 7.250% due 10/20/17 (e)	3,041,267
1,630,000		GTL Trade Finance Inc., 7.250% due 10/20/17 (e)	1,650,946
1,460,000		Odebrecht Finance Ltd., 7.500% due 10/18/17 (e)	1,463,650
		Vale Overseas Ltd., Notes:
4,219,000		8.250% due 1/17/34	4,557,621

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†		Security	Value
Brazil — 5.4% (continued)
18,290,000		6.875% due 11/21/36 (d)	$17,033,294
		Total Brazil	31,084,203

Chile — 0.7%
3,678,000		Enersis SA, Notes, 7.375% due 1/15/14	3,917,931

Colombia — 0.3%
1,650,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (e)	1,703,625

India — 0.2%
		ICICI Bank Ltd., Subordinated Bonds:
820,000		6.375% due 4/30/22 (b)(e)	687,216
626,000		6.375% due 4/30/22 (b)(e)	529,116
		Total India	1,216,332
Kazakhstan — 1.5%
3,540,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (e)	3,584,250
2,780,000		HSBK Europe BV, 7.250% due 5/3/17 (e)	2,432,500
		TuranAlem Finance BV, Bonds:
2,850,000		8.250% due 1/22/37 (e)	2,500,875
520,000		8.250% due 1/22/37 (e)	456,300
		Total Kazakhstan	8,973,925
Mexico — 7.8%
4,190,000		America Movil SAB de CV, 5.625% due 11/15/17	4,129,245
		Axtel SAB de CV:
311,000		11.000% due 12/15/13	337,435
120,000		7.625% due 2/1/17 (e)	119,400
13,660,000		Senior Notes, 7.625% due 2/1/17 (e)	13,557,550
340,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	351,900
26,211,000		Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35 (d)	26,951,461
		Total Mexico	45,446,991
Russia — 14.9%
17,340,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)(e)	21,307,392
		Gazprom:
		Bonds:
343,825,000	RUB	6.790% due 10/29/09 (d)	14,068,150
114,575,000	RUB	7.000% due 10/27/11	4,683,979
		Loan Participation Notes:
1,810,000		6.212% due 11/22/16 (e)	1,769,275
4,801,000		Senior Notes, 6.510% due 3/7/22 (e)	4,599,939
162,014,000	RUB	Gazprom OAO, 6.950% due 8/6/09	6,650,843
		LUKOIL International Finance BV:
1,090,000		6.356% due 6/7/17 (e)	1,043,675
3,172,000		6.656% due 6/7/22 (e)	2,942,030
		Russian Agricultural Bank, Loan Participation Notes:
5,840,000		7.175% due 5/16/13 (e)	6,000,600
9,648,000		6.299% due 5/15/17 (e)	9,165,600
		TNK-BP Finance SA:
5,580,000		7.500% due 7/18/16 (e)	5,426,550
2,593,000		6.625% due 3/20/17 (e)	2,372,595
3,010,000		Senior Notes, 7.875% due 3/13/18 (e)	2,994,950

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†		Security	Value
Russia — 14.9% (continued)
3,414,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (e)	$3,418,438
		Total Russia	86,444,016
Thailand — 1.8%
		True Move Co., Ltd.:
6,930,000		10.750% due 12/16/13 (e)	6,618,150
4,240,000		10.375% due 8/1/14 (e)	4,006,800
		Total Thailand	10,624,950
United Kingdom — 3.0%
80,801,000	RUB	HSBC Bank PLC, 8.900% due 12/20/10	3,304,244
337,631,000	RUB	JPMorgan Chase Bank, 9.500% due 2/11/11 (d)	14,161,926
		Total United Kingdom	17,466,170
United States — 2.0%
5,757,609		Credit Suisse First Boston, 8.000% due 8/7/21	5,770,621
5,380,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	5,729,700
		Total United States	11,500,321
Venezuela — 3.1%
		Petrozuata Finance Inc.:
17,141,000		8.220% due 4/1/17 (e)	17,612,378
506,000		8.220% due 4/1/17 (e)	523,710
		Total Venezuela	18,136,088
		TOTAL CORPORATE BONDS & NOTES (Cost — $237,003,225)	236,514,552

Warrants
WARRANTS — 0.1%
11,745		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost - $364,095)	431,629

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $509,540,943)	520,055,004

Face Amount†
SHORT-TERM INVESTMENTS — 10.4%
Sovereign Bonds — 7.6%
		Bank Negara Malaysia Monetary Notes:
23,033,000	MYR	Series 0207, 4.829% due 2/14/08	7,121,685
17,160,000	MYR	Series 4207, zero coupon bond to yield 3.390% due 4/22/08	5,264,410
11,675,000	BRL	Brazil Letras Tesouro Nacional, zero coupon bond to yield 11.980% due 1/1/09	5,980,536
		Egypt Treasury Bills:
122,000,000	EGP	Zero coupon bond to yield 7.480% due 10/28/08	20,847,018
27,275,000	EGP	Zero coupon bond to yield 6.720% due 11/11/08	4,647,670

		Total Sovereign Bonds (Cost — $43,267,773)	43,861,319
U.S. Government Agency — 0.2%
1,150,000		Federal National Mortgage Association (FNMA), 5.203% due 3/17/08; Discount Notes (f) (g)
		(Cost - $1,142,798)	1,142,798

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS — 10.4% (continued)
Repurchase Agreement — 2.6%
15,318,000	Morgan Stanley tri-party repurchase agreement dated 1/31/08, 2.800% due 2/1/08; Proceeds at maturity - $15,319,191; (Fully collateralized by various U.S. government agency obligations, 4.250% to 5.000% due 11/20/09 to 9/9/11; Market value - $15,877,953) (Cost - $15,318,000)	$15,318,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $59,728,571)	60,322,117
	TOTAL INVESTMENTS — 100.0% (Cost — $569,269,514#)	580,377,121

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(c)	Illiquid security.
(d)	All or a portion of this security is segregated for reverse repurchase agreements and foreign currency contracts.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Rate shown represents yield-to-maturity.
(g)	All or a portion of this security is held at the broker as collateral for reverse repurchase agreements.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS - Argentine Peso

BRL - Brazilian Real

DEM - German Mark

EGP - Egyptian Pound

EUR – Euro

GDP – Gross Domestic Product

IDR - Indonesian Rupiah

ITL - Italian Lira

MYR - Malaysian Ringgit

OJSC - Open Joint Stock Company

RUB - Russian Ruble

TRY – New Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is total return. High current income is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investment (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other Risks.  Consistent with their objective to seek high current income, certain Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(h) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,396,464
Gross unrealized depreciation	(11,288,857)
Net unrealized appreciation	$11,107,607

At January 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Indian Rupee	43,134,000	$1,092,295	3/14/08	$295
Indian Rupee	129,277,650	3,273,738	3/14/08	(3,262)
Indian Rupee	43,079,400	1,090,702	3/17/08	(1,298)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(4,265)

At January 31, 2008, the Fund had the following open reverse repurchase agreements:

Face Amount	Security	Value
$12,056,302	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/24/08 bearing 3.750% to be repurchased at $12,070,117 on 2/4/08, collateralized by: $8,530,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) - $13,439,408	$12,056,302

16,199,946	Reverse Repurchase Agreement with JP Morgan, dated 1/24/08 bearing 2.900% to be repurchased at $16,214,301 on 2/4/08, collateralized by: $14,280,000 Gaz Capital SA, Notes, 8.625% due 4/28/34; Market value (including accrued interest) - $17,813,310	16,199,946

	Total Reverse Repurchase Agreements (Proceeds — $28,256,248)	$28,256,248

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2008 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$28,688,814	3.91%	$28,870,410

Interest rates on reverse repurchase agreements ranged from 2.90% to 4.75% during the period ended January 31, 2008. Interest expense incurred on reverse repurchase agreements totaled $286,523.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Debt Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	March 28, 2008